RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Total income from related parties and affiliated companies	$ 187,256	$ 174,420
Related party
Related Party Transaction [Line Items]
Total income from related parties and affiliated companies	0	3
Total expenses from related parties and affiliated companies	(1,724)	(2,730)
Frontline (Management) Cyprus Limited | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	(100)	(115)
Seatankers Management Co. Ltd | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	(117)	(188)
Frontline Corporate Services Ltd | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	(68)	0
Flex LNG Fleet Management AS | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	(844)	(1,935)
SFL UK Management Ltd | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	(3)	(5)
Front Ocean Management AS | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	(461)	(403)
Front Ocean Management Ltd | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	(132)	(84)
Avance Gas AS | Related party
Related Party Transaction [Line Items]
Total income from related parties and affiliated companies	$ 0	$ 3